Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	June 30, 2019	December 31, 2018
Laboratory equipment	$508	$388
Computer equipment and software	69	138
Tenant improvements	677	679
Furniture and fixtures	32	66

	1,286	1,271
Less: accumulated depreciation	(332)	(271)

	$954	$1,000

Depreciation expense was $0.1 million and $19,000 for the three months ended June 30, 2019 and 2018, respectively and depreciation expense was $0.2 million and $39,000, six months ended June 30, 2019 and 2018, respectively.

4. Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31
	2017	2018
Laboratory equipment	$260	$388
Computer equipment and software	57	138
Tenant improvements	25	679
Furniture and fixtures	50	66

	392	1,271
Less: accumulated depreciation	(136)	(271)

	$256	$1,000

Depreciation expense for the years ended December 31, 2017 and 2018 was $52 and $138, respectively.